Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 1,419	$ 1,522
Restricted bank deposits	195	216
Trade receivables (net of allowance for doubtful accounts of $106 and $191 at December 31, 2015 and 2014, respectively)	7,071	6,144
Other accounts receivable and prepaid expenses	725	490
Inventories	2,503	2,843
Total current assets	11,913	11,215
LONG-TERM ASSETS	303	298
PROPERTY AND EQUIPMENT, NET	480	556
OTHER INTANGIBLE ASSETS, NET	7	70
GOODWILL	4,122	4,122
Total assets	$ 16,825	16,261
CURRENT LIABILITIES:
Short-term loans		4,297
Current maturities of long-term loans	$ 400	570
Trade payables	4,671	4,468
Employees and payroll accruals	480	389
Deferred revenues	796	621
Accrued expenses and other liabilities	320	236
Total current liabilities	6,667	10,581
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	3,458	190
Accrued severance pay	155	127
Deferred gain	40	66
Total long-term liabilities	$ 3,653	$ 383
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 80.00 nominal value: Authorized; 4,000,000 and 2,500,000 shares at December 31, 2015 and 2014, respectively; Issued and outstanding: 2,192,268 and 1,802,692 shares at December 31, 2015 and 2014, respectively	$ 46,230	$ 38,138
Additional paid-in capital	31,499	38,701
Accumulated other comprehensive loss	(259)	(243)
Accumulated deficit	(70,965)	(71,299)
Total shareholders' equity	6,505	5,297
Total liabilities and shareholders' equity	$ 16,825	$ 16,261